Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 29,473	$ 75,469	$ 65,985
Short-term investments	40,660
Trade receivables, net	36,707	27,007	30,501
Other accounts receivables	5,859	5,656	4,704
Inventories	86,875	84,943	82,079
Total Current Assets	199,574	193,075	183,269
Non-Current Assets
Property, plant and equipment, net	43,271	41,367	37,894
Right-of-use assets	8,730	8,900	9,250
Intangible assets, and other long-term assets	93,967	97,511	99,640
Goodwill	30,313	30,313	30,313
Contract assets	7,307	7,544	7,807
Total Non-Current Assets	183,588	185,635	184,904
Total Assets	383,162	378,710	368,173
Current Liabilities
Current maturities of lease liabilities	2,286	2,121	1,866
Current maturities of other long term liabilities	6,031	9,923	9,850
Trade payables	28,351	23,242	25,077
Other accounts payables	12,330	12,108	8,804
Deferred revenues	161		177
Total Current Liabilities	49,159	47,394	45,774
Non-Current Liabilities
Lease liabilities	9,515	9,440	9,549
Contingent consideration	21,327	20,372	18,884
Other long-term liabilities	28,962	30,113	32,782
Deferred taxes	3,820	1,651	659
Employee benefit liabilities, net	821	670	571
Total Non-Current Liabilities	64,445	62,246	62,445
Shareholder’s Equity
Ordinary shares	15,081	15,078	15,077
Additional paid in capital net	268,404	268,283	268,243
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	160	177	456
Capital reserve from share-based payments	7,110	5,711	5,226
Capital reserve from employee benefits	394	385	374
Accumulated deficit	(18,101)	(17,074)	(25,932)
Total Shareholder’s Equity	269,558	269,070	259,954
Total Liabilities and Shareholder’s Equity	$ 383,162	$ 378,710	$ 368,173